Related party transactions (Details) - Management Company - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Related party transactions
Management fees, related party	$ 919,000	$ 969,000	$ 2,808,000	$ 2,908,000
Related party payable	$ 0		$ 0		$ 8,000
Limited Partner
Related party transactions
Percentage of limited partner's aggregate capital commitment			1.50%